Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2017
Organization and principal activities
Schedule of subsidiaries, consolidated VIEs and VIEs' subsidiaries

        As of December 31, 2017, the Company's significant subsidiaries and consolidated VIEs consist of the following:

Name of subsidiaries	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of shareholdings	Principal activities
Vipshop International Holdings Limited ("Vipshop HK")	October 22, 2010	Hong Kong	100%	Investment holding and online retail
Vipshop (China) Co., Ltd. (the "WFOE")	January 20, 2011	China	100%	Warehousing, logistics, procurement, research and development, consulting
Vipshop (Kunshan) E-Commerce Co., Ltd. ("Vipshop Kunshan")	August 2, 2011	China	100%	Warehousing and logistics
Vipshop (Jianyang) E-Commerce Co., Ltd. ("Vipshop Jianyang")	February 22, 2012	China	100%	Warehousing and logistics
Vipshop (Tianjin) E-Commerce Co., Ltd. ("Vipshop Tianjin")	July 31, 2012	China	100%	Warehousing and logistics
Guangzhou Pinwei Software Co., Ltd. ("Pinwei Software")	December 6, 2012	China	100%	Software development and information technology support
Vipshop (Zhuhai) E-Commerce Co., Ltd. ("Vipshop Zhuhai")	July 16, 2013	China	100%	Warehousing and logistics
Vipshop (Hubei) E-Commerce Co., Ltd. ("Vipshop Hubei")	July 4, 2013	China	100%	Warehousing and logistics
Shanghai Pinzhong Commercial Factoring Co., Ltd. ("Pinzhong Factoring")	August 1, 2013	China	100%	Business financing
Chongqing Vipshop E-Commerce Co., Ltd. ("Vipshop Chongqing")	October 22, 2013	China	100%	Warehousing and logistics
Vipshop (Zhaoqing) E-Commerce Co., Ltd. ("Vipshop Zhaoqing")	November 22, 2013	China	100%	Warehousing and logistics

Name of VIEs	Date of incorporation	Place of incorporation	Economic interest held	Principal activities
Guangzhou Vipshop Information Technology Co., Ltd.("Vipshop Information")	August 22, 2008	China	VIE	Online retail